Pacer Funds Trust
c/o U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

August 21, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re: Pacer Funds Trust (the “Trust”)
        File No.: 333-239908

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of the Combined Proxy Statement/Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14, which was electronically filed with the Commission on August 17, 2020 and declared effective on August 18, 2020.

If you have any questions or require further information, please contact Michael Barolsky at michael.barolsky@usbank.com.

Sincerely,
/s/ Michael D. Barolsky
Michael D. Barolsky
Senior Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust